Employee benefits - Change in accumulated other comprehensive income loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Amount recognized in AOCL at beginning of year	$ 288,882	$ 304,330
Recognized During Year:
Actuarial losses	(20,880)	(23,508)
Ocurring during the year:
Net acturial (gains) losses	(2,103)	8,060
Total (decrease) increase in AOCL	(22,983)	(15,448)
Amount recognized in AOCL at end of year	265,899	288,882
OPEB Plan
Defined Benefit Plan Disclosure [Line Items]
Amount recognized in AOCL at beginning of year	21,472	5,720
Recognized During Year:
Actuarial losses	(567)	0
Ocurring during the year:
Net acturial (gains) losses	11,247	15,752
Total (decrease) increase in AOCL	10,680	15,752
Amount recognized in AOCL at end of year	$ 32,152	$ 21,472